Consolidated Balance Sheet - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and due from banks		$ 34,596	$ 24,616
Interest-earning deposits with banks		124,561	209,614
Total cash, cash equivalents, and restricted cash		159,157	234,230
Federal funds sold and securities purchased under resale agreements		68,036	66,223
Trading, at fair value		86,155	88,265
Available-for-sale, at fair value		113,594	177,244
Held-to-maturity, at amortized cost, net of allowance for credit losses		297,059	272,022
Loans held for sale		7,104	23,617
Total loans		955,871	895,394
Allowance for loan losses		(12,985)	(12,490)
Net loans		942,886	882,904
Mortgage servicing rights		10,480	8,189
Premises and equipment, net		8,350	8,571
Goodwill		25,173	25,180
Derivative assets		22,774	21,478
Equity securities		64,414	72,886
Other assets		75,834	67,259
Total assets	[1]	1,881,016	1,948,068
Liabilities
Noninterest-bearing deposits		458,010	527,748
Interest-bearing deposits		925,975	954,731
Total deposits		1,383,985	1,482,479
Short-term borrowings		51,145	34,409
Derivative liabilities		20,085	9,424
Accrued expenses and other liabilities		69,056	70,957
Long-term debt		174,870	160,689
Total liabilities	[2]	1,699,141	1,757,958
Wells Fargo stockholders’ equity:
Preferred stock		19,448	20,057
Common stock		9,136	9,136
Additional paid-in capital		60,319	60,196
Retained earnings		187,649	180,322
Accumulated other comprehensive loss		(13,381)	(1,702)
Treasury stock, at cost		(82,853)	(79,757)
Unearned ESOP shares		(429)	(646)
Total Wells Fargo stockholders’ equity		179,889	187,606
Noncontrolling interests		1,986	2,504
Total equity		181,875	190,110
Total liabilities and equity		$ 1,881,016	$ 1,948,068

[1]	Our consolidated assets at December 31, 2022 and 2021, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Debt securities, $71 million and $71 million; Loans, $4.8 billion and $4.5 billion; All other assets, $191 million and $234 million; and Total assets, $5.1 billion and $4.8 billion, respectively.
[2]	Our consolidated liabilities at December 31, 2022 and 2021, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Long-term debt, $0 million and $149 million; All other liabilities, $201 million and $259 million; and Total liabilities, $201 million and $408 million, respectively.